additional statement of cash flow information - operating activities and investing activities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Net change in non-cash operating working capital
Accounts receivable	$ (206)	$ (61)	$ 29	$ 25
Inventories	76	58	11	44
Contract assets	21	8	36	27
Prepaid expenses	(30)	5	(170)	(123)
Accounts payable and accrued liabilities	(2)	134	(157)	31
Income and other taxes receivable and payable, net	46	(5)	70	(85)
Advance billings and customer deposits	(22)	(2)	(7)	(4)
Provisions	5	(14)	(14)	(2)
Total	(112)	123	(202)	(87)
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment	(881)	(753)	(1,590)	(1,335)
Intangible assets subject to amortization	(250)	(214)	(448)	(376)
Total	(1,131)	(967)	(2,038)	(1,711)
Additions arising from leases	77	55	151	113
Additions arising from non-monetary transactions	0	(1)	0
Capital expenditures	(1,054)	(913)	(1,887)	(1,598)
Effect of asset retirement obligations	222		222
Total	(832)	(913)	(1,665)	(1,598)
Other non-cash items included above
Change in associated non-cash investing working capital	(38)	(142)	142	(77)
Non-cash change in asset retirement obligation	222		222
Total	(184)	142	(364)	77
Total	$ (1,016)	$ (771)	$ (2,029)	$ (1,521)